Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions
Schedule of other provisions

		Employee	Written put
(millions)	Note	related	options	Other	Total
As at January 1, 2019		$7.3	$202.7	$6.5	$216.5
Additions		6.7	0.1	10.2	17.0
Use		(0.6)	(50.1)	(5.2)	(55.9)
Reversal		—	(12.2)	(1.3)	(13.5)
Additions from acquisition	13(c)	—	8.3	0.1	8.4
Interest effect		0.1	(1.8)	—	(1.7)
Foreign currency translation adjustments		7.3	202.7	6.5	216.5
As at December 31, 2019		$13.5	$147.0	$10.3	$170.8
Current		$—	$—	$10.3	$10.3
Non-current		13.5	147.0	—	160.5
As at December 31, 2019		$13.5	$147.0	$10.3	$170.8
Additions		$9.3	$—	$58.1	$67.4
Use		(1.8)	(75.6)	(40.7)	(118.1)
Reversal		(1.0)	(73.3)	(10.3)	(84.6)
Interest effect		—	1.9	—	1.9
Foreign currency translation adjustments		(0.3)	—	—	(0.3)
As at December 31, 2020		$19.7	$—	$17.4	$37.1
Current		$—	$—	$17.4	$17.4
Non-current		19.7	—	—	19.7
As at December 31, 2020		$19.7	$—	$17.4	$37.1